Results for the Period - Major components of income tax expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Results for the Period
Current income tax benefit (expense)	$ 161	$ (247,889)
Deferred income tax benefit (expense)	43	(23,885)
Income tax benefit (expense)	$ 204	$ (271,774)